SUPPLEMENT TO RESOURCE B PROSPECTUS
                   SUPPLEMENT DATED JANUARY 23, 2006
            TO PROSPECTUS DATED MAY 1, 2002, AS SUPPLEMENTED

Effective February 6, 2006, Scudder Investments will change its name to DWS Scudder and the Scudder funds will be renamed as follows:

<s><c><c?

Current Portfolio Name			New Portfolio  Name, Effective February 6, 2006
---------------------------------------------------------------------------------------
Scudder Total Return Portfolio	        DWS Balanced VIP

Scudder International Portfolio	        DWS International VIP


Accordingly, any reference to the above-referenced Current Portfolio Names in this prospectus is replaced with the New Portfolio Name.